Financial risk management	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial risk management	Financial risk management
Risk management the Group includes credit, market, liquidity and operational risks. Risk management activities are carried out by independent and specialized structures, in accordance with previously defined policies and strategies. In general, the activities and processes seek to identify, measure, and control the financial and non-financial risks to which Inter is subject.
The model adopted by the Group, involves a structure of areas and committees that seek to ensure:
•    Segregation of function;
•    Specific unit for risk management;
•    Defined management process;
•    Clear norms and competence structure;
•    Defined limits and margins; and
•    Reference to best management practices.
a.Credit risk
Credit risk is defined as the possibility of losses associated with the failure of the borrower or counterparty to meet their respective financial obligations in the agreed-upon terms or the devaluation of a credit agreement arising from the increased risk of default by the borrower, among others.
The financial instruments subject to credit risk are submitted to careful credit evaluation prior to contracting, as well as throughout the term of the respective operations. The credit analyses are based on the borrower's (or counterparty's) economic and financial capacity behavior, including payment history and credit reputation, in addition to the terms and conditions of the respective credit operation, including terms, rates and guarantees.
Loans and advances to customers, as shown in Note 12, are mainly represented by the following operations:
•    Credit card: credit operations related to credit card limits, mostly without attached guarantees;
•    Business loans: working capital operations, receivables, discounts and loans in general, with or without attached guarantees;
•    Real estate loans: loans and financing operations secured by real estate, with attached guarantees;
•    Personal loans: loan and payroll card operations, personal loans with and without transfer guarantees; and
•    Agribusiness loans: financing operations to cover the costs of rural production, investment, commercialization and/or industrialization granted to rural producers, with or without attached guarantees.
Mitigation of Exposure
In order to maintain the exposures within the risk levels established by senior management, Inter adopts measures to mitigate credit risk. Exposure to credit risk is mitigated through the structuring of guarantees, adapting the risk level to be incurred to the characteristics of the collateral taken at the time of granting. Risk indicators are monitored on an on-going basis and proposal for alternatives forms of mitigation are assessed, whenever the exposure behavior to credit risk of any unit, region, product or segment requires it. Additionally, credit risk mitigation takes place through product repositioning and adjusting operational processes or operation approval levels.
In addition to the activities described above, goods pledged in guarantee are subject to a technical assessment / valuation at least once every twelve months. In the case of personal guarantees, an analysis of the financial and economic circumstances of the guarantor is made considering their other debts with third parties, including tax, social security and labor debt.
Credit standards guide operational units and cover, among other aspects, the classification, requirement, selection, assessment, formalization, control and reinforcement of guarantees, aiming to ensure the adequacy and sufficiency of mitigating instruments throughout the cycle of the loan.
In 2024 there were no material changes to the nature of the credit risk exposures, how they arise or the Group’s objectives, policies and processes for managing them, although Inter continues to refine its internal risk management processes.
Measurement
The measurement of credit risk the Group is carried out considering the following:
•At the time that credit is granted, an assessment of a customer’s financial condition is undertaken through the application of qualitative and quantitative methods and using information collected from the market, in order to support the adequacy of the risk exposure being proposed;
•The assessment is carried out at the counterparty level, considering information on guarantors where applicable. The exposure to the credit risk is also measured in extreme scenarios, using stress techniques and scenario analysis. The models applied to determine the rating of customers and loans are reviewed periodically in order to ensure they reflect the macroeconomic scenario and actual loss experience, as per information in note 12;
•The aging of late payments in portfolios is monitored in order to identify trends or changes in the behavior of non-performing loans and allow the adoption of mitigating measures when required;
•Expected credit loss reflects the risk level of loans and allows monitoring and control of the portfolio’s exposure level and the adoption of risk mitigation measures;
•The expected credit loss is a forecast of the risk levels of the credit portfolio. Its calculation is based on the historical payment behavior and the distribution of the portfolio by product and risk level. This is a key input to the process of pricing loans and advances to customers; and
•In addition to the monitoring and measurement of indicators under normal conditions, simulations of changes in business environment and economic scenario are also performed in order to predict the impact of such changes in levels of exposure to risks, provisions and balance of such portfolios and to support the process of reviewing the exposure limits and the credit risk policy.
b.Description of guarantees
The financial instruments subject to credit risk are subject to careful assessment of credit prior to being contracted and disbursed and risk assessment is ongoing throughout the term of the instruments. Credit assessments are based on an understanding of the customers’ operational characteristics, their indebtedness capacity, considering cash flow, payment history and credit reputation, and any guarantees given.
Loans and advances to customers, as shown in Note 12, are mainly represented by the following operations:
•Working capital operations: are guaranteed by receivables, promissory notes, sureties provided by their owners and occasionally by property or other tangible assets, when applicable;
•Payroll loans repayments: are mainly represented by payroll credit cards and personal loans. These are deducted directly from the borrowers’ pensions, income or salaries and settled directly by the entity responsible for making these payments (e.g. company or government agency); FGTS (Service time Guarantee Fund) anniversary withdrawal operations are guaranteed by transfer;
•Personal loans and credit cards: generally, do not have guarantees; and
•Real estate financing: is collateralized by the real estate financed.
Guarantees of real estate loans and financing
The following table shows the value of real estate-backed financing broken down by loan to value. Loan to Value (LTV) is the ratio between the value of a loan and the value of the asset being financed. A higher LTV may signal greater risk to the lender, as it indicates a lower share of the borrower’s equity in the transaction.

	12/31/2024	12/31/2023
Lower than 30%	1,680,479	1,210,884
31 - 50%	3,384,141	2,157,130
51 - 70%	4,552,068	3,227,703
71 - 90%	1,375,696	1,664,885
Higher than 90%	257,803	322,966
	11,250,187	8,583,568
c.Liquidity risk
Liquidity risk is the possibility that the Group will not be able to efficiently meet its expected or unexpected financial obligations, including those arising from guarantees provided or even unexpected redemptions from customers. Therefore, liquidity risk also includes the possibility that Inter will not be able to negotiate the sale of assets at market prices due to their volume in relation to the volume normally traded or due to some discontinuity in the market.
The liquidity risk management structure is segregated and acts proactively with the objective of monitoring and preventing any violation of the liquidity ratio limits. Liquidity risk monitoring covers the entire flow of receipts and payments of the Group so that risk mitigation actions can be implemented. This monitoring is carried out primarily by the Assets and Liabilities Committee and the Risk and Capital Management Committee. These committees assess the liquidity risk information that is available in the Group's systems, such as:
•Top 10 investors;
•Mismatch between assets and liabilities;
•Net Funding;Liquidity limits;Maturity forecast;
•Stress tests based on internally defined scenarios;
•Liquidity contingency plans;
•Monitoring of asset and liability concentrations;
•Monitoring of Liquidity Ratio and funding renewal rates; and
•Reports with information on positions held by Inter and its subsidiaries.
In 2024 there were no material changes to the nature of the liquidity risk exposures, how they arise or the Group’s objectives, policies and processes for managing them, although the Group continues to refine its internal risk management processes.
The responsibilities of the Liquidity Risk Management Framework are distributed between different committees and hierarchical levels, including: Board of Directors, Asset and Liability Committee (ALC), Officer in charge of Risk Management, Superintendent of Compliance, Risk Management and Internal Controls and Risk Coordination. These consider the internal and external factors affecting the liquidity of the Group, and a detailed daily monitoring of incoming and outgoing movements of loans and advances to customers, time deposits, savings, Agribusiness Credit Bills (LCA), Real Estate credit bills (LCI), Guaranteed Real Estate Bills (LIG) and demand deposits is performed. Time deposits are analyzed according to the concentration, maturities, renewals, repurchases and new funding.
d.Analyses of financial instruments by remaining contractual term
The table below presents the projected future realizable value of Inter’s financial assets and liabilities by contractual term:

		Current			Non-Current		Total	Total
	Note	1 to 30 days	31 to 180 days	181 to 365 days	1 to 5 Years	Over 5 years	12/31/2024	12/31/2023
Financial assets
Cash and cash equivalents	8	1,108,394	—	—	—	—	1,108,394	4,259,379
Amounts due from financial institutions	9	4,382,968	1,810,766	1,226	—	—	6,194,960	3,718,506
Deposits at Central Bank of Brazil		5,285,402	—	—	—	—	5,285,402	2,664,415
Securities	10	870,898	770,006	3,738,175	12,848,285	5,672,187	23,899,551	16,868,112
Derivative financial assets	11	273	290	—	—	—	563	4,238
Loans and advances to customers	12.e	6,363,918	4,703,162	6,888,301	5,082,474	12,558,438	35,596,293	29,784,301
Other assets (a)	17	—	—	—	—	83,194	83,194	109,682
Total		18,011,853	7,284,224	10,627,702	17,930,759	18,313,819	72,168,357	57,408,633

Financial liabilities
Liabilities with financial and similar institutions	18	10,802,505	42,140	474,932	—	—	11,319,577	9,522,469
Liabilities with customers (c)	19	2,129,039	4,662,517	19,151,078	16,860,595	—	42,803,229	32,651,620
Securities issued	20	861,671	2,240,225	3,325,860	3,277,446	185,017	9,890,219	8,095,042
Derivative financial liabilities	11	61,225	4,052	4,726	45	—	70,048	15,063
Borrowing and on-lending	24	110,891	416	499	3,993	13,125	128,924	107,412
Other liabilities (b)	21	—	—	1,011	10,584	102,095	113,690	120,395
Total		13,965,331	6,949,350	22,958,106	20,152,663	300,237	64,325,687	50,512,001

(a) The financial assets are substantially composed of amounts related to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”), to Wiz Soluções e Corretagem de Seguros SA (“Wiz”) on May 8, 2019.
(b) Financial liabilities are composed of financial liabilities of leases, as per explanatory note 24.b.
(c) Overall, the CDB (time deposit) are issued with early liquidity clause, then the client (counterparty) could redeem it anytime until the final maturity. For disclosure purpose, the CDBs are allocated according to the remaining days until the maturity. Therefore, for risk management purpose under both market risk and liquidity risk, it is considered a methodology (behavior statistic model) which is focused on allocating the positions (CDB) at a more probable maturity.
e.Financial assets and liabilities using a current/non-current classification
The table below represents the Group’s current financial assets (realized within 12 months of the reporting date), non-current financial assets (realized more than 12 months after the reporting date) and current financial liabilities (it is due to be settled within 12 months of the reporting date) and non-current financial liabilities (is due to be settled more than 12 months after the reporting date):

		12/31/2024
	Note	Current	Non-current	Total
Assets
Cash and cash equivalents	8	1,108,394	—	1,108,394
Amounts due from financial institutions	9	6,194,960	—	6,194,960
Deposits at Central Bank of Brazil		5,285,402	—	5,285,402
Securities	10	5,379,079	18,520,472	23,899,551
Derivative financial assets	11	563	—	563
Loans and advances to customers, net of provisions for expected credit losses	12	15,686,443	17,640,912	33,327,355
Other assets (a)	17	—	83,194	83,194
Total		33,654,841	36,244,578	69,899,419

Liabilities
Liabilities with financial and similar institutions	18	11,319,577	—	11,319,577
Liabilities with customers (c)	19	25,942,634	16,860,595	42,803,229
Securities issued	20	6,427,756	3,462,463	9,890,219
Derivative financial liabilities	11	70,003	45	70,048
Borrowings and on-lending	21	111,806	17,118	128,924
Other liabilities (b)	24	1,011	112,679	113,690
Total		43,872,787	20,452,900	64,325,687

(a) The financial assets are substantially composed of amounts related to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”), to Wiz Soluções e Corretagem de Seguros SA (“Wiz”) on May 8, 2019.
(b) Financial liabilities are composed of financial liabilities of leases, as per explanatory note 24.b.
(c) Overall, the CDB (time deposit) are issued with early liquidity clause, then the client (counterparty) could redeem it anytime until the final maturity. For disclosure purpose, the CDBs are allocated according to the remaining days until the maturity. Therefore, for risk management purpose under both market risk and liquidity risk, it is considered a methodology (behavior statistic model) which is focused on allocating the positions (CDB) at a more probable maturity.

		12/31/2023
	Note	Current	Non-current	Total
Assets
Cash and cash equivalents	8	4,259,379	—	4,259,379
Amounts due from financial institutions	9	3,718,506	—	3,718,506
Deposits at Central Bank of Brazil		2,664,415	—	2,664,415
Securities	10	702,823	16,165,289	16,868,112
Derivative financial assets	11	4,238	—	4,238
Loans and advances to customers, net of provisions for expected credit losses	12	13,992,939	13,907,603	27,900,543
Other assets (a)	17	—	109,682	109,682
Total		25,342,300	30,182,574	55,524,875

Liabilities
Liabilities with financial and similar institutions	18	9,522,469	—	9,522,469
Liabilities with customers (c)	19	19,209,323	13,442,297	32,651,620
Securities issued	20	5,039,791	3,055,251	8,095,042
Derivative financial liabilities	11	9,981	5,082	15,063
Borrowings and on-lending	21	87,122	20,290	107,412
Other liabilities (b)	24	6,016	114,379	120,395
Total		33,874,702	16,637,299	50,512,001

(a) The financial assets are substantially composed of amounts related to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”), to Wiz Soluções e Corretagem de Seguros SA (“Wiz”) on May 8, 2019.
(b) Financial liabilities are composed of financial liabilities of leases, as per explanatory note 24.b.
(c) Overall, the CDB (time deposit) are issued with early liquidity clause, then the client (counterparty) could redeem it anytime until the final maturity. For disclosure purpose, the CDBs are allocated according to the remaining days until the maturity. Therefore, for risk management purpose under both market risk and liquidity risk, it is considered a methodology (behavior statistic model) which is focused on allocating the positions (CDB) at a more probable maturity.
f.Market risk
Market risk is the possibility of losses resulting from fluctuations in the fair value of financial instruments held by the Institution and its subsidiaries, including the risks of transactions subject to changes in foreign exchange rates, interest rates, stock prices and commodity prices.
The Group, market risk management has, among others, the objective of supporting the business areas, establishing processes and implementing tools necessary for the assessment and control of related risks, allowing the measurement and monitoring of risk levels, as defined by Senior Management.
The market risk policy is monitored by the Asset and Liability Committee. Market risk controls allow the analytical assessment of information and are in a constant process of improvements. The Institution and its subsidiaries have improved the internal aspects of risk management and mitigation.
Measurement
Within the risk management process, the Group classifies its operations, including derivative financial instruments, as follows:
•    Trading book: considers all operations intended to be traded before their contractual maturity or intended to hedge the trading portfolio and which are not subject to limitations on their negotiability.
•    Banking book: considers operations not classified in the trading portfolio, the main characteristic of which is the intention to hold the respective operations until maturity.
In line with market practices, the Group manages its risks dynamically, seeking to identify, measure, evaluate, monitor, report, control and mitigate the exposures to market risks of its own positions. One of the methods of assessing the positions subject to market risk is the Value at Risk (VaR) model. The methodology used to calculate the VaR is the parametric model with a confidence level (CL) of 99% and a holding period of twenty one days.
We present the value-at-risk (holding period: 21 days) for the Trading Book positions:

Risk factor	12/31/2024	12/31/2023
IPCA Coupon	13,738	2,730
Pre-fixed rate	3,951	1,074
USD Coupon	2,675	665
Foreign currencies	28,036	2,346
Share price	193	—
Subtotal	48,593	6,815

Diversification effects (correlation)	24,539	3,794
Value-at-Risk	24,054	3,021
VaR over total asset	0.03%	0.01%
We present the value-at-risk (holding period: 21 days) for the Banking Book positions:

Risk factor	12/31/2024	12/31/2023
IPCA Coupon	976,186	425,156
Pre-fixed rate	116,296	49,019
TR Coupon	53,790	108,716
Others	181,069	22,538
Subtotal	1,327,341	605,429

Diversification effects (correlation)	347,688	164,555
Value-at-Risk	979,653	440,874
VaR over total asset	1.28%	0.73%
g.Sensitivity analysis
To determine the sensitivity of the economic value of the Group's position to market movements, we calculated the delta of the marked-to-market value (MTM) of assets and liabilities in different scenarios, considering the relevant risk factors, in the period analyzed. We present the results that would affect our positions, according to each scenario:
•    Scenario 1: based on market information, shocks of 1 basis point were applied to interest rates and 1% variation to prices (foreign currencies and shares);
•    Scenario 2: shocks of 25% variation were determined in the curves and market prices;
•    Scenario 3: shocks of 50% variation were determined in the curves and market prices.
It is important to note that the impacts reflect a static view of the portfolio and that the dynamism of the market and the composition of the portfolio affecting these positions to change continuously and do not necessarily reflect the position shown here. The Group has a process of continuous monitoring of market risk and, in the event of deterioration of position/portfolio, mitigating actions are taken to minimize possible negative effects.

Exposures - R$ thousand
Banking and Trading book	Scenarios					12/31/2024
Risk factor	Rate variation in scenario 1	Scenario I	Rate variation in scenario 2	Scenario II	Rate variation in scenario 3	Scenario III
Pre-fixed rate	increase	(2,766)	increase	(988,366)	increase	(1,848,407)
IPCA coupon (a)	increase	(4,870)	increase	(834,006)	increase	(1,511,875)
TR coupon (b)	increase	(214)	increase	(56,565)	increase	(96,402)
USD coupon	decrease	(26)	decrease	(4,477)	decrease	(9,047)
Others	increase	(19)	increase	(1,912)	increase	(628)

(a) The IPCA is a consumer price index calculated by the IBGE (accumulated during each period).
(b) The Reference Rate (TR) is one of the components that determine the profitability of savings accounts and the FGTS (Severance Indemnity Fund).

Exposures - R$ thousand
Banking and Trading book	Scenarios					12/31/2023
Risk factor	Rate variation in scenario 1	Scenario I	Rate variation in scenario 2	Scenario II	Rate variation in scenario 3	Scenario III
Pre-fixed rate	increase	(1,533)	increase	(367,626)	increase	(707,232)
IPCA coupon (a)	increase	(4,737)	increase	(561,583)	increase	(1,046,456)
TR coupon (b)	increase	(800)	increase	(163,354)	increase	(289,028)
Others	increase	(21)	decrease	(718)	decrease	(1,996)

(a) The IPCA is a consumer price index calculated by the IBGE (accumulated during each period).
(b) The Reference Rate (TR) is one of the components that determine the profitability of savings accounts and the FGTS (Severance Indemnity Fund).
h.Operational risk
Policy
Operational Risk Management aims to identify, assess and monitor risks, and is defined as the risk of losses resulting from inadequate or failed internal processes, people and systems or external events. This definition includes legal risk, but excludes strategic and reputational risk.
Operational risk events can be classified:
•Internal fraud;
•External fraud;
•Labor demands and poor workplace safety;
•Inappropriate practices relating to end users, customers, products and services;
•Damage to physical assets owned or used by the institution;
•Situations that lead to the interruption of the institution's activities or the discontinuity of services provided, including payments;
•Failures in information technology (IT) systems, processes or infrastructure; and
•Failures in the execution, compliance with deadlines or management of the institution's activities, including those related to payment arrangements.
Inter adopts the management model of the three lines of defense in light of its size, business model and risk appetite.
Phases of the Management Process
Qualitative Evaluation
The qualitative assessment uses a scale which considers measures for probability and impact, taking into account the vulnerabilities and threats that, combined, determine the level of risk exposure to each event. Identification and verification is performed by in-person monitoring, interviews and workshops with the managers and employees from all operational areas, business partners and business units.
The identified risks are categorized and organized by risk factors.
Quantitative Evaluation
In the quantitative assessment of operational risk, the Group maintains an internal database fed by various sources of information. This contains descriptions and details of operational losses. In the quantitative assessment, information from external sources deemed reliable and relevant to the businesses of the Group may also be used.
Monitoring
An effective risk management process requires a communication and review structure that ensures the correct, effective and timely identification and assessment of the risks. In addition, it also seeks to assure that controls and responses to these risks are implemented.
Control tests and regular audits intended to verify compliance with applicable policies and standards are performed. The monitoring and review process seeks to verify whether:
•The adopted measures have achieved the intended results;
•The procedures adopted and the information gathered to perform the assessment were appropriate;
•Higher levels of knowledge may have contributed to make better decisions; and
•There is an effective possibility of obtaining information for future assessments.